COMMITMENTS AND CONTINGENCY (Tables)	6 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of December 31, 2020 are payable as follows:

	Minimum purchase
Twelve months ending December 31,	commitment
2021	¥5,458,985	$835,647
Thereafter	—	—
Total minimum payments required	¥5,458,985	$835,647

Schedule of Non - cancellable operating lease agreements

The Company entered into several non-cancellable operating lease agreements for office spaces and factories. Future payments under such leases were included in lease liabilities as disclosed in Note 14, other than those within under lease agreements within one year which are disclosed as follows as of December 31, 2020:

Twelve months ending December 31,	RMB	U.S. Dollars
2021	¥161,004	$24,646
Total	¥161,004	$24,646